Consolidated Statements Of Stockholders Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unrealized gains/losses on investment securities AFS, tax	$ (1,118)	$ (6,494)	$ 2,218
Reclassification of gains/losses included in net income, tax	$ 179	$ 366	$ 1,782
Common stock dividends paid	$ 0.50	$ 0.37	$ 0.3
Issuance of common stock for exercise of stock options, shares	267,300	262,500	227,600
Repurchase of common stock under restricted stock plan, Shares	10,422
Issuance of unvested common stock under restricted stock plan, shares	128,150	95,700	74,600
Forfeiture of unvested common stock under restricted stock plan, shares	800	1,600	4,000
Issuance of common stock for acquisition of Genala Banc, Inc., Shares	423,616